Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	Federated Managed Pool Series
Central Index Key	0001340579
Amendment Flag	false
Document Creation Date	Feb 28, 2013
Document Effective Date	Feb 28, 2013
Prospectus Date	Feb 28, 2013

Federated Corporate Bond Strategy Portfolio
Federated Corporate Bond Strategy Portfolio (the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to provide total return.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Federated Corporate Bond Strategy Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Federated Corporate Bond Strategy Portfolio
Management Fee		none
Distribution (12b-1) Fee		none
Other Expenses		0.61%
Total Annual Fund Operating Expenses		0.61%
Fee Waivers and/or Expense Reimbursements	[1]	0.61%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		none
[1]	The Adviser will not charge a fee for its advisory services to the Fund. The Adviser contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the Fund. Shareholders must approve any change to the contractual reimbursements. The table shows the net expense of the Fund as 0.00%, reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors and Eligible Accounts (as such are defined in this Prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	Federated Corporate Bond Strategy Portfolio
1 Year	none
3 Years	none
5 Years	none
10 Years	none

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund invests primarily in a diversified portfolio of investment-grade, corporate fixed-income securities. The Fund may invest in securities of any maturity. While the Fund may invest in securities of any maturity, the Fund's average duration is expected to vary and may range between one and ten years depending on the Adviser's view of interest rates. The Fund may also invest in Treasury securities, government securities and derivative instruments (such as futures, options and swaps) to implement its investment strategies. Some of the corporate fixed-income securities in which the Fund invests are considered to be "foreign securities" as that term is defined in this Prospectus.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

When buying and selling portfolio securities the Adviser utilized a four part decision making process.

First the Adviser invests the Fund's portfolio seeking the higher relative returns of corporate fixed-income securities, when available, while attempting to limit the associated credit risks. Second, the Adviser selects individual securities that it believes may outperform the Fund's benchmark index. Third, the Adviser may seek to change the Fund's interest rate volatility by lengthening or shortening the Fund's portfolio duration from time to time based on its interest rate outlook. Fourth, the Adviser strategically positions the portfolio based on its expectations for changes in the yield curve.

Because the Fund refers to corporate fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets, (plus any borrowings for investment purposes), in corporate fixed-income investments.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Issuer Credit Risk . It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.
  Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, liquidity and leverage risks.
  Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Technology Risk. Proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available by calling 1-800-341-7400.
Federated Corporate Bond Strategy Portfolio

Within the periods shown in the bar chart, the Fund's highest quarterly return was 10.61% (quarter ended June 30, 2009). Its lowest quarterly return was (4.58)% (quarter ended September 30, 2008).
Average Annual Total Return Table
In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Period Ended December 31, 2012)
Average Annual Total Returns		1 Year	5 Years	Since Inception	Inception Date
Federated Corporate Bond Strategy Portfolio		12.03%	8.59%	8.42%	Jun 20, 2006
Federated Corporate Bond Strategy Portfolio Return After Taxes on Distributions		10.11%	6.44%	6.24%	Jun 20, 2006
Federated Corporate Bond Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares		7.86%	6.11%	5.95%	Jun 20, 2006
Federated Corporate Bond Strategy Portfolio Barclays U.S. Credit Index (Reflects no deduction for fees, expenses or taxes)	[1]	9.37%	7.65%	7.61%
Federated Corporate Bond Strategy Portfolio Baa Component of the Barclays U.S. Credit Index (Reflects no deduction for fees, expenses or taxes)	[2]	11.32%	9.27%	8.85%
[1]	Barclays Capital changed the name of the "Barclays Capital U.S. Credit Index" to "Barclays U.S. Credit Index." The Barclays U.S. Credit Index is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. Issues are rated at least Baa by Moody's Investors Service or BBB by Standard & Poor's, if unrated by Moody's. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
[2]	The Baa Component of the Barclays U.S. Credit Index is an unmanaged index comprised of corporate bonds or securities represented by the following sectors: industrial, utility and finance, including both U.S. and non-U.S. corporations and non-corporate bonds or securities represented by the following sectors: sovereign, supranational, foreign agencies and foreign local governments. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Managed Pool Series
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Federated Corporate Bond Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated Corporate Bond Strategy Portfolio (the "Fund")
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide total return.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of investment-grade, corporate fixed-income securities. The Fund may invest in securities of any maturity. While the Fund may invest in securities of any maturity, the Fund's average duration is expected to vary and may range between one and ten years depending on the Adviser's view of interest rates. The Fund may also invest in Treasury securities, government securities and derivative instruments (such as futures, options and swaps) to implement its investment strategies. Some of the corporate fixed-income securities in which the Fund invests are considered to be "foreign securities" as that term is defined in this Prospectus.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

When buying and selling portfolio securities the Adviser utilized a four part decision making process.

First the Adviser invests the Fund's portfolio seeking the higher relative returns of corporate fixed-income securities, when available, while attempting to limit the associated credit risks. Second, the Adviser selects individual securities that it believes may outperform the Fund's benchmark index. Third, the Adviser may seek to change the Fund's interest rate volatility by lengthening or shortening the Fund's portfolio duration from time to time based on its interest rate outlook. Fourth, the Adviser strategically positions the portfolio based on its expectations for changes in the yield curve.

Because the Fund refers to corporate fixed-income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets, (plus any borrowings for investment purposes), in corporate fixed-income investments.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Issuer Credit Risk . It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.
  Liquidity Risk. The fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as interest rate, credit, liquidity and leverage risks.
  Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Technology Risk. Proprietary and third-party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Corporate Bond Strategy Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the Fund's highest quarterly return was 10.61% (quarter ended June 30, 2009). Its lowest quarterly return was (4.58)% (quarter ended September 30, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.

(For the Period Ended December 31, 2012)
Federated Corporate Bond Strategy Portfolio | Federated Corporate Bond Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.61%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	none
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
2007	rr_AnnualReturn2007	5.22%
2008	rr_AnnualReturn2008	(8.75%)
2009	rr_AnnualReturn2009	25.84%
2010	rr_AnnualReturn2010	9.56%
2011	rr_AnnualReturn2011	7.12%
2012	rr_AnnualReturn2012	12.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.58%)
1 Year	rr_AverageAnnualReturnYear01	12.03%
5 Years	rr_AverageAnnualReturnYear05	8.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 20, 2006
Federated Corporate Bond Strategy Portfolio | Return After Taxes on Distributions | Federated Corporate Bond Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.11%
5 Years	rr_AverageAnnualReturnYear05	6.44%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 20, 2006
Federated Corporate Bond Strategy Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Federated Corporate Bond Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	6.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 20, 2006
Federated Corporate Bond Strategy Portfolio | Barclays U.S. Credit Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.37%	[2]
5 Years	rr_AverageAnnualReturnYear05	7.65%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	7.61%	[2]
Federated Corporate Bond Strategy Portfolio | Baa Component of the Barclays U.S. Credit Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.32%	[3]
5 Years	rr_AverageAnnualReturnYear05	9.27%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.85%	[3]

[1]	The Adviser will not charge a fee for its advisory services to the Fund. The Adviser contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the Fund. Shareholders must approve any change to the contractual reimbursements. The table shows the net expense of the Fund as 0.00%, reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors and Eligible Accounts (as such are defined in this Prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.
[2]	Barclays Capital changed the name of the "Barclays Capital U.S. Credit Index" to "Barclays U.S. Credit Index." The Barclays U.S. Credit Index is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. Issues are rated at least Baa by Moody's Investors Service or BBB by Standard & Poor's, if unrated by Moody's. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
[3]	The Baa Component of the Barclays U.S. Credit Index is an unmanaged index comprised of corporate bonds or securities represented by the following sectors: industrial, utility and finance, including both U.S. and non-U.S. corporations and non-corporate bonds or securities represented by the following sectors: sovereign, supranational, foreign agencies and foreign local governments. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

Federated High Yield Strategy Portfolio
Federated High-Yield Strategy Portfolio (the "Fund")
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to seek high current income by investing primarily in a high-yield bond mutual fund and in a portfolio of fixed-income securities.
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Federated High Yield Strategy Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Federated High Yield Strategy Portfolio
Management Fee		none
Distribution (12b-1) Fee		none
Other Expenses		1.04%
Total Annual Fund Operating Expenses		1.04%
Fee Waivers and/or Expense Reimbursements	[1]	1.04%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		none
[1]	Total Annual Fund Operating Expenses have been restated to reflect an anticipated decrease in Other Expenses for the fiscal year ending December 31, 2013, relative to the actual expenses for the fiscal year ended December 31, 2012. The Adviser will not charge a fee for its advisory services to the Fund. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the Fund. Shareholders must approve any change to the contractual reimbursements. The table shows the net expenses of the Fund as 0.00%, reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors and Eligible Accounts (as such are defined in this Prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:
Expense Example (USD $)	Federated High Yield Strategy Portfolio
1 Year	none
3 Years	none
5 Years	none
10 Years	none

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund pursues its investment objective by investing primarily in the High Yield Bond Portfolio (the "Underlying Fund"), a portfolio of Federated Core Trust. The Underlying Fund in turn invests in a diversified portfolio of domestic corporate high-yield bonds (also known as "junk bonds"), but may invest a portion of its portfolio in securities of issuers based outside the United States. High yield bonds are rated below investment grade (i.e., BB or lower) by a nationally recognized statistical rating organization (NRSRO). The Fund may invest in such securities directly. The Fund may also invest in securities of any maturity. There will not be a minimal acceptable rating for a security to be purchased or held by the Fund or the Underlying Fund and each may purchase or hold unrated securities and securities whose issuers are in default.

The Underlying Fund's investment adviser, Federated Investment Management Company (the "Underlying Fund's Adviser"), attempts to select bonds for investment by the Underlying Fund which offer high potential returns for the default risks being assumed. The Underlying Fund's Adviser's securities selection process consists of a credit-intensive, fundamental analysis of the issuing firm. The Underlying Fund's Adviser's analysis focuses on the financial condition of the issuing firm, together with the issuer's business and product strength, competitive position and management expertise. Further, the Underlying Fund's Adviser considers current economic, financial market and industry factors, which may affect the issuer.

The Underlying Fund's Adviser attempts to minimize the Underlying Fund's portfolio credit risk through diversification. The Underlying Fund's Adviser selects securities to maintain broad portfolio diversification both by company and industry. The Underlying Fund's Adviser does not target an average maturity of the Underlying Fund's portfolio.

The Underlying Fund's Adviser may opportunistically invest in derivative contracts, such as swaps, options, futures and forward contracts, to efficiently implement the Underlying Fund's overall investment strategies.

The Fund's Investment Adviser, Federated Investment Management Company ("Adviser") employs the same management, security selection and derivative strategies when the Fund invests directly in the securities in which the Underlying Fund invests.

Because the Fund refers to high-yield investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus any borrowings for investment purposes) in investments rated below investment grade (i.e., BB or lower by a nationally recognized statistical rating organization (NRSRO)).
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the same risks as the Underlying Fund, which broadly consist of the risks of investing in domestic, corporate, high-yield bonds, as well as derivative contracts. The primary factors that may reduce the Fund's and the Underlying Fund's returns include:
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Issuer Credit Risk . It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Call Risk. There is a possibility that an issuer of fixed-income securities in which the Fund may invest may redeem a security before maturity (a "call") at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  Liquidity Risk. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.
  Risk Associated with Noninvestment-Grade, Fixed-Income Securities. Securities rated below investment grade (which are also known as junk bonds) generally entail greater credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.
  Risk Related to the Economy. The prices of high-yield securities are affected by the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the United States and global economies.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.
  Interest Rate Risk. Prices of fixed-income securities in which the Fund may invest may rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Also, interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's and the Underlying Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
  Risk of Loss After Redemption . The Fund may also invest in trade finance loan instruments primarily by investing in other investment companies (which are not available for general investment by the public) that owns those instruments and that are advised by an affiliate of the Adviser and is structured as an extended payment fund (EPF). In the EPF, the Fund, as shareholder, will bear the risk of investment loss during the period between when shares of such EPF are presented to the transfer agent of the EPF for redemption and when the net asset value of the EPF is determined for payment of the redeemed EPF shares (the "Redemption Pricing Date").
  Share Ownership Concentration Risk. A majority of the Underlying Fund's shares may be held by other mutual funds advised by the Adviser and its affiliates. It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Underlying Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies which could have adverse consequences for the Underlying Fund and other shareholders.
  Technology Risk. Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available by calling 1-800-341-7400.
Federated High-Yield Strategy Portfolio

Within the periods shown in the bar chart, the Fund's highest quarterly return was 19.32% (quarter ended June 30, 2009). Its lowest quarterly return was (4.81%) (quarter ended September 30, 2011).
Average Annual Total Return Table
In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.

(For the Period Ended December 31, 2012)
Average Annual Total Returns		1 Year	Start of Performance	Inception Date
Federated High Yield Strategy Portfolio		15.44%	22.21%	Dec 24, 2008
Federated High Yield Strategy Portfolio Return After Taxes on Distributions		11.86%	17.37%	Dec 24, 2008
Federated High Yield Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares		9.91%	16.39%	Dec 24, 2008
Federated High Yield Strategy Portfolio Barclays U.S. Corporate High Yield 2% Issuer Capped Index (Reflects no deduction for fees, expenses or taxes)	[1]	15.78%	23.41%
[1]	Barclays Capital changed the name of the BHY2%ICI index from "Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index" to "Barclays U.S. Corporate High Yield 2% Issuer Capped Index." The Barclays U.S. Corporate High Yield 2% Issuer Capped Index is the 2% Issuer Cap component of the Barclays U.S. Corporate High-Yield Index. The Barclays U.S. Corporate High-Yield Index is an index that covers the universe of fixed-rate, noninvestment-grade debt. Payment-in-kind bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144-As are also included.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Managed Pool Series
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Federated High Yield Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated High-Yield Strategy Portfolio (the "Fund")
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek high current income by investing primarily in a high-yield bond mutual fund and in a portfolio of fixed-income securities.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in the High Yield Bond Portfolio (the "Underlying Fund"), a portfolio of Federated Core Trust. The Underlying Fund in turn invests in a diversified portfolio of domestic corporate high-yield bonds (also known as "junk bonds"), but may invest a portion of its portfolio in securities of issuers based outside the United States. High yield bonds are rated below investment grade (i.e., BB or lower) by a nationally recognized statistical rating organization (NRSRO). The Fund may invest in such securities directly. The Fund may also invest in securities of any maturity. There will not be a minimal acceptable rating for a security to be purchased or held by the Fund or the Underlying Fund and each may purchase or hold unrated securities and securities whose issuers are in default.

The Underlying Fund's investment adviser, Federated Investment Management Company (the "Underlying Fund's Adviser"), attempts to select bonds for investment by the Underlying Fund which offer high potential returns for the default risks being assumed. The Underlying Fund's Adviser's securities selection process consists of a credit-intensive, fundamental analysis of the issuing firm. The Underlying Fund's Adviser's analysis focuses on the financial condition of the issuing firm, together with the issuer's business and product strength, competitive position and management expertise. Further, the Underlying Fund's Adviser considers current economic, financial market and industry factors, which may affect the issuer.

The Underlying Fund's Adviser attempts to minimize the Underlying Fund's portfolio credit risk through diversification. The Underlying Fund's Adviser selects securities to maintain broad portfolio diversification both by company and industry. The Underlying Fund's Adviser does not target an average maturity of the Underlying Fund's portfolio.

The Underlying Fund's Adviser may opportunistically invest in derivative contracts, such as swaps, options, futures and forward contracts, to efficiently implement the Underlying Fund's overall investment strategies.

The Fund's Investment Adviser, Federated Investment Management Company ("Adviser") employs the same management, security selection and derivative strategies when the Fund invests directly in the securities in which the Underlying Fund invests.

Because the Fund refers to high-yield investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus any borrowings for investment purposes) in investments rated below investment grade (i.e., BB or lower by a nationally recognized statistical rating organization (NRSRO)).
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the same risks as the Underlying Fund, which broadly consist of the risks of investing in domestic, corporate, high-yield bonds, as well as derivative contracts. The primary factors that may reduce the Fund's and the Underlying Fund's returns include:
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Issuer Credit Risk . It is possible that interest or principal on securities will not be paid when due. Noninvestment-grade securities generally have a higher default risk than investment-grade securities. Such non-payment or default may reduce the value of the Fund's portfolio holdings, its share price and its performance.
  Call Risk. There is a possibility that an issuer of fixed-income securities in which the Fund may invest may redeem a security before maturity (a "call") at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  Liquidity Risk. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts. This risk may be increased in times of financial stress, if the trading market for OTC derivative contracts becomes restricted.
  Risk Associated with Noninvestment-Grade, Fixed-Income Securities. Securities rated below investment grade (which are also known as junk bonds) generally entail greater credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.
  Risk Related to the Economy. The prices of high-yield securities are affected by the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the United States and global economies.
  Sector Risk. A substantial part of the Fund's portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these entities.
  Interest Rate Risk. Prices of fixed-income securities in which the Fund may invest may rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Also, interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
  Risk of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's and the Underlying Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities.
  Risk of Loss After Redemption . The Fund may also invest in trade finance loan instruments primarily by investing in other investment companies (which are not available for general investment by the public) that owns those instruments and that are advised by an affiliate of the Adviser and is structured as an extended payment fund (EPF). In the EPF, the Fund, as shareholder, will bear the risk of investment loss during the period between when shares of such EPF are presented to the transfer agent of the EPF for redemption and when the net asset value of the EPF is determined for payment of the redeemed EPF shares (the "Redemption Pricing Date").
  Share Ownership Concentration Risk. A majority of the Underlying Fund's shares may be held by other mutual funds advised by the Adviser and its affiliates. It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Underlying Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies which could have adverse consequences for the Underlying Fund and other shareholders.
  Technology Risk. Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the Fund's total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated High-Yield Strategy Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the Fund's highest quarterly return was 19.32% (quarter ended June 30, 2009). Its lowest quarterly return was (4.81%) (quarter ended September 30, 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.

(For the Period Ended December 31, 2012)
Federated High Yield Strategy Portfolio | Federated High Yield Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.04%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	none
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
2009	rr_AnnualReturn2009	52.35%
2010	rr_AnnualReturn2010	15.07%
2011	rr_AnnualReturn2011	6.09%
2012	rr_AnnualReturn2012	15.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.81%)
1 Year	rr_AverageAnnualReturnYear01	15.44%
Start of Performance	rr_AverageAnnualReturnSinceInception	22.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2008
Federated High Yield Strategy Portfolio | Return After Taxes on Distributions | Federated High Yield Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.86%
Start of Performance	rr_AverageAnnualReturnSinceInception	17.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2008
Federated High Yield Strategy Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Federated High Yield Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.91%
Start of Performance	rr_AverageAnnualReturnSinceInception	16.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 24, 2008
Federated High Yield Strategy Portfolio | Barclays U.S. Corporate High Yield 2% Issuer Capped Index (Reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.78%	[2]
Start of Performance	rr_AverageAnnualReturnSinceInception	23.41%	[2]

[1]	Total Annual Fund Operating Expenses have been restated to reflect an anticipated decrease in Other Expenses for the fiscal year ending December 31, 2013, relative to the actual expenses for the fiscal year ended December 31, 2012. The Adviser will not charge a fee for its advisory services to the Fund. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the Fund. Shareholders must approve any change to the contractual reimbursements. The table shows the net expenses of the Fund as 0.00%, reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors and Eligible Accounts (as such are defined in this Prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.
[2]	Barclays Capital changed the name of the BHY2%ICI index from "Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index" to "Barclays U.S. Corporate High Yield 2% Issuer Capped Index." The Barclays U.S. Corporate High Yield 2% Issuer Capped Index is the 2% Issuer Cap component of the Barclays U.S. Corporate High-Yield Index. The Barclays U.S. Corporate High-Yield Index is an index that covers the universe of fixed-rate, noninvestment-grade debt. Payment-in-kind bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144-As are also included.

Federated Mortgage Strategy Portfolio
Federated Mortgage Strategy Portfolio (the “Fund”)
RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
The Fund's investment objective is to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations (CMOs).
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Federated Mortgage Strategy Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Federated Mortgage Strategy Portfolio
Management Fee		none
Distribution (12b-1) Fee		none
Other Expenses		0.56%
Total Annual Fund Operating Expenses		0.56%
Fee Waivers and/or Expense Reimbursements	[1]	0.56%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		none
[1]	The Adviser will not charge a fee for its advisory services to the Fund. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. Shareholders must approve any change to the contractual reimbursements. The table shows the net expenses of the Fund as 0.00% reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors and Eligible Accounts (as such are defined in this Prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Federated Mortgage Strategy Portfolio
1 Year	none
3 Years	none
5 Years	none
10 Years	none

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.
RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
The Fund pursues its investment objective by investing primarily in Federated Mortgage Core Portfolio (the "Underlying Fund"), a portfolio of Federated Core Trust. The Underlying Fund seeks total return, which is defined as income plus capital appreciation. Under normal market conditions, the Underlying Fund invests primarily in mortgage-backed securities (MBS) of investment-grade quality and seeks to provide returns consistent with investments in the market for U.S. home mortgages. The Underlying Fund will invest in MBS that are issued or guaranteed by U.S. government agencies or U.S. government-sponsored enterprises (GSEs). The Underlying Fund may invest in non-agency MBS, which are those not issued or guaranteed by GSEs. The Underlying Fund also may invest in U.S. government securities and certain derivative instruments.

The Underlying Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within 20% above or below the Barclays Mortgage-Backed Securities Index (the "Index") (formerly, Barclays Capital Mortgage-Backed Securities Index). At times, the Underlying Fund's investment adviser's, Federated Investment Management Company (the "Underlying Fund Adviser"), calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price volatility of a fixed-income security as a result of changes in market rates of interest, based on the weighted average timing of the instrument's expected fixed interest and principal payments. The Underlying Fund Adviser seeks to create a portfolio, consisting of MBS, derivative instruments and other securities, that outperforms the Index.

Based on fundamental analysis, the Underlying Fund Adviser will consider a variety of factors when making decisions to purchase or sell particular securities or derivative instruments. The Underlying Fund may, but is not required to, use derivative instruments, which are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the Underlying Fund can invest, or to hedge against a potential loss in the underlying asset. There can be no assurance that the Underlying Fund's use of derivative instruments will work as intended.

The Fund's Investment Adviser, Federated Investment Management Company ("Adviser") employs the same management, security selection and derivative strategies when the Fund invests directly in the securities, instruments and investments in which the Underlying Fund invests.

Because the Fund refers to mortgage investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus the amount of any borrowing for investment purposes) in mortgage investments.
What are the Main Risks of Investing in the Fund?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the same risks as the Underlying Fund, which broadly consist of the risks of investing in mortgage-backed securities, as well as derivative contracts. The primary factors that may reduce the Fund's and the Underlying Fund's returns include:
  MBS Risk. A rise in interest rates may cause the value of MBS held by the Fund/Underlying Fund to decline. Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Fund's/Underlying Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise.
  Credit Risk. It is possible that borrowers of non-agency MBS in which the Fund/Underlying Fund invests will fail to pay interest or principal on these securities when due, which would result in the Fund/Underlying Fund losing money.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund/Underlying Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the prices of MBS may not rise to as great an extent as those of other fixed-income securities due to the potential prepayment of higher interest mortgages.
  Risk of Security Downgrades. The downgrade of the credit of a security held by the Fund/Underlying Fund may decrease its value. Fixed-income securities with lower ratings tend to have a higher probability that a borrower will default or fail to meet its payment obligations.
  Liquidity Risk. The non-agency MBS and CMOs in which the Fund/Underlying Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Leverage Risk. Leverage risk is created when an investment exposes the Fund/Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's/Underlying Fund's risk of loss and potential for gain.
  Risk of Investing in Derivative Instruments. The Fund's/Underlying Fund's exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty, or the failure of the counterparty to meet its obligations under the contract, or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund/Underlying Fund, which magnifies the Fund's/Underlying Fund's exposure to the underlying investment. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts. The loss on derivative transactions may substantially exceed the initial investment.
  Asset Segregation Risk. The requirement to secure its obligations in connection with certain transactions, including derivatives or other transactions that expose it to an obligation of another party, by owning underlying assets, entering into offsetting transactions or setting aside cash or liquid assets, may cause the Fund/Underlying Fund to miss favorable trading opportunities, or to realize losses on such offsetting transactions.
  Share Ownership Concentration Risk. A majority of the Underlying Fund's Shares may be held by other mutual funds advised by the Adviser and its affiliates. It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Underlying Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies which could have adverse consequences for the Underlying Fund and other shareholders.
  Technology Risk. Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Performance: Bar Chart and Table Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available by calling 1-800-341-7400.
Federated Mortgage Strategy Portfolio

Within the periods shown in the bar chart, the Fund's highest quarterly return was 2.77% (quarter ended March 31, 2009). Its lowest quarterly return was (0.52)% (quarter ended June 30, 2008).
Average Annual Total Return Table
In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.

(For the Period Ended December 31, 2012)
Average Annual Total Returns		1 Year	5 Years	Since Inception	Inception Date
Federated Mortgage Strategy Portfolio		3.14%	5.22%	5.32%	Dec 20, 2007
Federated Mortgage Strategy Portfolio Return After Taxes on Distributions		2.03%	3.56%	3.66%	Dec 20, 2007
Federated Mortgage Strategy Portfolio Return After Taxes on Distributions and Sale of Fund Shares		2.03%	3.48%	3.57%	Dec 20, 2007
Federated Mortgage Strategy Portfolio Barclays Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)	[1]	2.59%	5.67%	5.68%
[1]	Barclays Capital changed the name of the "Barclays Capital Mortgage-Backed Securities Index" to "Barclays Mortgage-Backed Securities Index." The Barclays Mortgage-Backed Securities Index is an unmanaged index composed of all fixed-income securities mortgage pools by Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Managed Pool Series
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Federated Mortgage Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Federated Mortgage Strategy Portfolio (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations (CMOs).
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE What are the Fund's Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in Federated Mortgage Core Portfolio (the "Underlying Fund"), a portfolio of Federated Core Trust. The Underlying Fund seeks total return, which is defined as income plus capital appreciation. Under normal market conditions, the Underlying Fund invests primarily in mortgage-backed securities (MBS) of investment-grade quality and seeks to provide returns consistent with investments in the market for U.S. home mortgages. The Underlying Fund will invest in MBS that are issued or guaranteed by U.S. government agencies or U.S. government-sponsored enterprises (GSEs). The Underlying Fund may invest in non-agency MBS, which are those not issued or guaranteed by GSEs. The Underlying Fund also may invest in U.S. government securities and certain derivative instruments.

The Underlying Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within 20% above or below the Barclays Mortgage-Backed Securities Index (the "Index") (formerly, Barclays Capital Mortgage-Backed Securities Index). At times, the Underlying Fund's investment adviser's, Federated Investment Management Company (the "Underlying Fund Adviser"), calculation of portfolio duration may result in variances outside this range. Duration is a measure of the price volatility of a fixed-income security as a result of changes in market rates of interest, based on the weighted average timing of the instrument's expected fixed interest and principal payments. The Underlying Fund Adviser seeks to create a portfolio, consisting of MBS, derivative instruments and other securities, that outperforms the Index.

Based on fundamental analysis, the Underlying Fund Adviser will consider a variety of factors when making decisions to purchase or sell particular securities or derivative instruments. The Underlying Fund may, but is not required to, use derivative instruments, which are instruments that have a value based on another instrument, exchange rate or index, and may be used as substitutes for securities in which the Underlying Fund can invest, or to hedge against a potential loss in the underlying asset. There can be no assurance that the Underlying Fund's use of derivative instruments will work as intended.

The Fund's Investment Adviser, Federated Investment Management Company ("Adviser") employs the same management, security selection and derivative strategies when the Fund invests directly in the securities, instruments and investments in which the Underlying Fund invests.

Because the Fund refers to mortgage investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus the amount of any borrowing for investment purposes) in mortgage investments.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the same risks as the Underlying Fund, which broadly consist of the risks of investing in mortgage-backed securities, as well as derivative contracts. The primary factors that may reduce the Fund's and the Underlying Fund's returns include:
  MBS Risk. A rise in interest rates may cause the value of MBS held by the Fund/Underlying Fund to decline. Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. The Fund's/Underlying Fund's investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise.
  Credit Risk. It is possible that borrowers of non-agency MBS in which the Fund/Underlying Fund invests will fail to pay interest or principal on these securities when due, which would result in the Fund/Underlying Fund losing money.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund/Underlying Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the prices of MBS may not rise to as great an extent as those of other fixed-income securities due to the potential prepayment of higher interest mortgages.
  Risk of Security Downgrades. The downgrade of the credit of a security held by the Fund/Underlying Fund may decrease its value. Fixed-income securities with lower ratings tend to have a higher probability that a borrower will default or fail to meet its payment obligations.
  Liquidity Risk. The non-agency MBS and CMOs in which the Fund/Underlying Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
  Leverage Risk. Leverage risk is created when an investment exposes the Fund/Underlying Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's/Underlying Fund's risk of loss and potential for gain.
  Risk of Investing in Derivative Instruments. The Fund's/Underlying Fund's exposure to derivative contracts and hybrid instruments (either directly or through its investment in another investment company) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty, or the failure of the counterparty to meet its obligations under the contract, or due to tax or regulatory constraints. Derivatives may create investment leverage in the Fund/Underlying Fund, which magnifies the Fund's/Underlying Fund's exposure to the underlying investment. Derivative instruments may be difficult to value, may be illiquid and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. Over-the-counter derivative contracts generally carry greater liquidity risk than exchange-traded contracts. The loss on derivative transactions may substantially exceed the initial investment.
  Asset Segregation Risk. The requirement to secure its obligations in connection with certain transactions, including derivatives or other transactions that expose it to an obligation of another party, by owning underlying assets, entering into offsetting transactions or setting aside cash or liquid assets, may cause the Fund/Underlying Fund to miss favorable trading opportunities, or to realize losses on such offsetting transactions.
  Share Ownership Concentration Risk. A majority of the Underlying Fund's Shares may be held by other mutual funds advised by the Adviser and its affiliates. It also is possible that some or all of these other mutual funds will decide to purchase or redeem shares of the Underlying Fund simultaneously or within a short period of time of one another in order to execute their asset allocation strategies which could have adverse consequences for the Underlying Fund and other shareholders.
  Technology Risk. Proprietary and third party data and systems are utilized to support decision making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's Share price and performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Table Risk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Mortgage Strategy Portfolio
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Within the periods shown in the bar chart, the Fund's highest quarterly return was 2.77% (quarter ended March 31, 2009). Its lowest quarterly return was (0.52)% (quarter ended June 30, 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition to Return Before Taxes, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plans.

(For the Period Ended December 31, 2012)
Federated Mortgage Strategy Portfolio | Federated Mortgage Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.56%	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	none
1 Year	rr_ExpenseExampleYear01	none
3 Years	rr_ExpenseExampleYear03	none
5 Years	rr_ExpenseExampleYear05	none
10 Years	rr_ExpenseExampleYear10	none
2008	rr_AnnualReturn2008	5.17%
2009	rr_AnnualReturn2009	7.22%
2010	rr_AnnualReturn2010	5.16%
2011	rr_AnnualReturn2011	5.44%
2012	rr_AnnualReturn2012	3.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.52%)
1 Year	rr_AverageAnnualReturnYear01	3.14%
5 Years	rr_AverageAnnualReturnYear05	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	5.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
Federated Mortgage Strategy Portfolio | Return After Taxes on Distributions | Federated Mortgage Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.03%
5 Years	rr_AverageAnnualReturnYear05	3.56%
Since Inception	rr_AverageAnnualReturnSinceInception	3.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
Federated Mortgage Strategy Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Federated Mortgage Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.03%
5 Years	rr_AverageAnnualReturnYear05	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
Federated Mortgage Strategy Portfolio | Barclays Mortgage-Backed Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.59%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.67%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%	[2]

[1]	The Adviser will not charge a fee for its advisory services to the Fund. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. Shareholders must approve any change to the contractual reimbursements. The table shows the net expenses of the Fund as 0.00% reflecting the fact that the Fund is used to implement certain fixed-income strategies that are offered to Eligible Investors and Eligible Accounts (as such are defined in this Prospectus). Investors should carefully consider the separate fees charged in connection with investment in the Fund.
[2]	Barclays Capital changed the name of the "Barclays Capital Mortgage-Backed Securities Index" to "Barclays Mortgage-Backed Securities Index." The Barclays Mortgage-Backed Securities Index is an unmanaged index composed of all fixed-income securities mortgage pools by Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Managed Pool Series
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2013